Property, Plant And Equipment (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Aug. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pike County, Kentucky [Member]	Feb. 29, 2012 Pike County, Kentucky [Member]	Aug. 31, 2011 Phelps, Kentucky [Member]	Dec. 31, 2012 Sale Of Land Surface Rights [Member] acre
Property, Plant and Equipment [Line Items]
Acreage sold								134
Proceeds from sale of other assets					$ 200,000	$ 600,000	$ 20,000,000	$ 1,500,000
Gain on disposition of assets	200,000	10,359,000	4,890,000	3,172,000	900,000	900,000	2,400,000	1,500,000
Proceeds from sale of business	500,000
Gain contingency unrecorded amount							8,750,000
Asset impairment loss		$ 1,667,000	$ 0	$ 0